Share Capital, reserves and retained earnings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital Reserves And Retained Earnings [Abstract]
Summary of Changes in Equity Interest

As at December 31, 2023, 2022 and 2021 the equity attributable to owners of the Company is analysed as follows:

	31/12/23	31/12/22	31/12/21
Share capital	55,073	55,073	54,853
Reserves	20,448	23,292	17,449
Retained earnings	(6,576)	9,493	10,033
Total	68,945	87,858	82,335

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2023, 2022 and 2021, as follows:

	31/12/23	31/12/22	31/12/21
Mr. Pasquale Natuzzi	56.2%	56.2%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.7%	38.7%	38.4%
Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/23	31/12/22	31/12/21
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Shareholders: unpaid share capital	—	(165)	—
Share premium reserve	175	175	—
Stock option reserve	1,133	824	—
Reserve for gain on disposal of Non-controlling interests	4,219	4,219	1,088
Foreign operations translation reserve	2,335	5,468	5,899
Remeasurement of defined benefit plan	1,127	1,312	(997)
Total	20,448	23,292	17,449

Summary of OCI Accumulated in Reserves, Net of Tax

OCI accumulated in reserves, net of tax, is reported in the following tables.

	31/12/23	31/12/22	31/12/21
Foreign operation translation	2,335	5,468	5,899
Remeasurement of defined benefit plan	1,127	1,312	(997)
Owners of the Company	3,462	6,780	4,902
Non-controlling interests	(17)	144	(27)
Total OCI	3,445	6,924	4,875

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2023

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	(2,003)	—	(2,003)
Share of OCI of equity-method investees	(1,257)	—	(1,257)
Actuarial gains/(losses) on employees’ leaving entitlement	—	(185)	(185)
Total	(3,260)	(185)	(3,445)

Year ended December 31, 2022

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	524	—	524
Share of OCI of equity-method investees	(784)	—	(784)
Actuarial gains/(losses) on employees’ leaving entitlement	—	2,309	2,309
Total	(260)	2,309	2,049

Year ended December 31, 2021

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total
Exchange difference on translation of foreign operations	1,709	—	1,709
Share of OCI of equity-method investees	2,328	—	2,328
Actuarial gains/(losses) on employees’ leaving entitlement	—	(627)	(627)
Total	4,037	(627)	3,410

Disclosure of Net Debt to Equity Ratio

The Group’s net debt to equity ratio as at December 31, 2023 and 2022 is as follows:

	31/12/23	31/12/22
Total liabilities	265,059	276,051
Less cash and cash equivalents	(33,610)	(54,475)
Net debt (a)	231,449	221,576
Total equity (b)	73,288	92,556
Net debt to equity ratio (a/b)	3.16	2.39